SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) (Parenthetical) - shares	3 Months Ended			9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Acquisitions		2,237,000	[1]		2,237,000	[2]
Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	2,237,000			270,917
Stock Issued During Period, Shares, Acquisitions	145,039	2,237,000			2,237,000
Sale and Purchase Agreement [Member] | Additional Earn Out Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues				145,039

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.